Supplement to the
Financial Services Portfolio
April 29, 2017
As Revised December 29, 2017
Summary Prospectus

Effective January 1, 2018, Financial Services Portfolio has changed from diversified to non-diversified.

FIN-SUM-17-01 1.9880388.101	December 29, 2017